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UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer: Goldman Sachs Trust 71 S. Wacker Dr. Suite 500 Chicago, IL 60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                  Goldman Sachs Short Duration Government Fund Goldman Sachs Ultra-Short Duration Government Fund Goldman Sachs Global Income Fund Goldman Sachs Short Duration Tax-Free Fund Goldman Sachs Government Income Fund Goldman Sachs Municipal Income Fund Goldman Sachs Core Fixed Income Fund Goldman Sachs High Yield Fund Goldman Sachs High Yield Municipal Fund Goldman Sachs Enhanced Income Fund
                           Goldman Sachs Emerging Markets Debt Fund
                           Goldman Sachs Investment Grade Credit Fund
                           Goldman Sachs U.S. Mortgages Fund
                           Goldman Sachs Structured U.S. Equity Flex Fund
                  Goldman Sachs Structured International Equity Flex Fund Goldman Sachs Tennessee Municipal Fund
                     Goldman Sachs California Municipal Fund
                  Goldman Sachs New York Municipal Fund



3. Investment Company Act File Number: 811-5349

         Securities Act File Number:  33-17619

4(a)     Last day of fiscal year for which this Form is filed: October 31, 2006



4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


          Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.






5.       Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant
                  to section 24(f):                       $9,560,055,773

                                                         ---------------

         (ii)     Aggregate price of securities redeemed or repurchased during the
                  fiscal year:                           $6,346,300,501
                                                         ---------------

         (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
              fees payable to the Commission:            $8,512,191,131
                                                         ---------------

         (iv) Total available redemption credits
              [add Items 5(ii) and 5(iii)]:              $14,858,491,632
                                                         ---------------

         (v)  Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                           $      0
                                                         ---------------


         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]                 $5,298,435,859
                                                          -------------
         (vii) Multiplier for determining
               registration fee (See Instruction
               C.9):                                     x     .0000307
                                                         ---------------

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
                (enter "0" if no fee is due):            =$     0
                                                         ---------------

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ______0___. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____0___.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        +$     0
                                                          -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                        =$     0
                                                          -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

                                [ ] Wire Transfer
                             [ ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                                             -------------------------------
                                             Peter W. Fortner
                                                                 Assistant
Treasurer
Date:  January 19, 2007


*Please print the name and title of the signing officer below the signature.